As filed with the Securities and Exchange Commission on November 26 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09035

The Barrett Funds
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Associates, Inc.
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

212-983-5080
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Item 1.	Schedule of Investments.

BARRETT

GROWTH FUND

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)
Shares		Market Value
	COMMON STOCKS - 99.97%
	BASIC INDUSTRY - 18.84%
	Energy - 9.72%
4,000	Anadarko Petroleum Corporation	$265,440
6,000	Apache Corporation	300,660
6,000	Exxon Mobil Corporation	289,980
7,000	Schlumberger Limited	471,170
12,000	XTO Energy, Inc.	389,760
		1,717,010

	Industrial - 9.12%
12,000	Donaldson Company, Inc.	340,680
11,000	General Electric Company	369,380
6,500	L-3 Communications Holdings, Inc.	435,500
5,000	United Technologies Corporation	466,900
		1,612,460

	Total Basic Industry	3,329,470

	CONSUMER PRODUCTS & SERVICES - 19.63%
	Consumer Products - 3.47%
10,000	Alberto-Culver Company	434,800
3,000	Harley-Davidson, Inc.	178,320
		613,120

	Media & Entertainment - 8.55%
16,000	International Game Technology	575,200
12,000	Starwood Hotels & Resorts Worldwide, Inc.	557,040
12,000	Univision Communications Inc. *	379,320
		1,511,560

	Retailing - 7.61%
13,000	Applebee's International, Inc.	328,640
6,000	Chico's FAS, Inc. *	205,200
10,000	Target Corporation	452,500
10,000	Walgreen Co.	358,300
		1,344,640

	Total Consumer Products & Services	3,469,320

	FINANCIAL SERVICES - 19.36%
	Financial Services - 18.25%
6,000	American International Group, Inc.	407,940
10,000	Citigroup Inc.	441,200
6,000	The Goldman Sachs Group, Inc.	559,440
4,200	Moody's Corporation	307,650
5,000	Morgan Stanley	246,500
8,500	North Fork Bancorporation, Inc.	377,825
10,000	State Street Corporation	427,100
7,500	Zions Bancorporation	457,800
		3,225,455

	Real Estate - 1.11%
5,000	Developers Diversified Realty Corporation	195,750

	Total Financial Services	3,421,205

	HEALTHCARE - 22.10%
	Biotechnology - 7.70%
7,000	Amgen Inc.*	396,760
7,000	Genentech, Inc.*	366,940
16,000	Gilead Sciences, Inc. *	598,080
		1,361,780

See accompanying Notes to the Financial Statements
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BARRETT

GROWTH FUND

SCHEDULE OF INVESTMENTS
September 30, 2004

	Medical Devices & Services - 10.62%
10,000	Coventry Health Care, Inc. *	533,700
9,000	Medtronic, Inc.	467,100
10,000	Stryker Corporation	480,800
5,000	Zimmer Holdings, Inc. *	395,200
		1,876,800

	Pharmaceuticals - 3.78%
5,000	Eli Lilly and Company	300,250
12,000	Pfizer Inc.	367,200
		667,450

	Total Health Care	3,906,030

	INFORMATION SERVICES - 9.31%
	Business Services 5.10%
4,000	Automatic Data Processing, Inc.	165,280
10,000	First Data Corporation	435,000
10,000	Paychex, Inc.	301,500
		901,780

	Computer Services & Outsourcing - 4.21%
10,000	Anteon International Corporation *	366,500
8,000	Computer Sciences Corporation *	376,800
		743,300

	Total Information Services	1,645,080

	SOFTWARE / ELECTRONICS - 7.11%
	Electronics - 6.09%
12,000	Dell Inc. *	427,200
9,000	Linear Technology Corporation	326,160
12,000	Microchip Technology Incorporated	322,080
		1,075,440

	Software - 1.02%
16,000	Oracle Corporation *	180,480

	Total Software / Electronics	1,255,920

	TELECOMMUNICATIONS SERVICES & EQUIPMENT - 3.62%
	Telecommunications Services - 1.37%
10,000	Vodafone Group Plc - ADR	241,100

	Telecommunications & Data Network Equipment - 2.25%
22,000	Cisco Systems, Inc. *	398,200

	Total Telecommunications Services & Equipment	639,300

	Total common stocks (Cost $15,170,543)	$17,666,325

Principal Amount	VARIABLE RATE DEMAND NOTES # - 0.45%	Market Value

$36,179	American Family, 1.4525%	$36,179

3,772	U.S. Bank, 1.59%	3,772

39,933	Wisconsin Corporate Central Credit Union, 1.51%	39,933

	Total variable rate demand notes (Cost $79,884)	79,884

	Total investments - 100.42% (Cost $15,250,427)	17,746,209

	Liabilities less Other Assets - (0.42%)	(74,733)

	Total Net Assets - 100.00%	$17,671,476

* Non-income producing security.
# Variable rate demand notes are considered short-term obligations and are payable on demand at the market value.
Interest rates change periodically at specified dates. The rates shown are as of September 30, 2004.
ADR - American Depository Receipt

See accompanying Notes to the Financial Statements
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Item 2.	Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Barrett Funds

By (Signature and Title)_ /s/ Peter H. Shriver
                      Peter H. Shriver, President

Date                11/22/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _  /s/ Peter H. Shriver
                     Peter H. Shriver, President

Date                11/22/04
By (Signature and Title) _  /s/ Robert J. Voccola
                                        Robert J. Voccola, Treasurer

Date                11/22/04

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